Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax at federal statutory tax rate	21.00%
State income taxes, net of federal benefit	5.30%
Income tax rate differential	(3.00%)
Stock-based compensation	(0.90%)
Permanent differences	(0.30%)
Research and development tax credits	0.90%
Change in valuation allowance	(23.00%)
Effective income tax rate	0.00%